Subsequent Events (Details) - $ / shares	1 Months Ended	3 Months Ended
	Jan. 30, 2017	Mar. 31, 2017
Subsequent Events (Textual)
Granted options to purchase	247,343	598,548
Exercise price	$ 3.00